5. Risk Management (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		R$ 8,713,260	R$ 8,690,984
TR
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[1]	1,574,564	1,535,030
CDI
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[2]	1,144,391	1,082,228
TJLP
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[3]	1,354,987	1,326,631
IPCA
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[4]	1,699,747	1,697,452
LIBOR
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[5]	2,814,399	2,906,999
Interest and charges
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		R$ 125,172	R$ 142,644

[1]	TR - Interest Benchmark Rate
[2]	CDI - (Certificado de Deposito Interbancario), an interbank deposit certificate
[3]	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
[4]	IPCA - (Indice Nacional de Precos ao Consumidor Amplo), a consumer price index
[5]	LIBOR - London Interbank Offered Rate